Other assets and other liabilities - Summary of Changes in Product Warranties (Detail) - Warranty provision [member] ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Disclosure of other provisions [line items]
Balance at beginning of the fiscal year	¥ 21,376
Additional product warranties	17,661
Amounts used during the year	(18,923)
Unused amounts reversed during the year	(574)
Translation adjustment	2,169
Balance at end of the fiscal year	¥ 21,709